International Operations - Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total assets	[1]	$ 393,780	$ 385,303	$ 374,516
Total revenue		15,194	15,692	15,048
Income before income taxes		4,235	3,563	3,777
Net income		3,222	2,651	2,185
EMEA
Segment Reporting Information [Line Items]
Total assets	[1],[2]	76,679	86,189	70,046
Total revenue	[2]	3,932	3,931	3,821
Income before income taxes		1,436	985	1,015
Net income		1,163	775	822
APAC
Segment Reporting Information [Line Items]
Total assets	[1]	17,829	16,812	20,498
Total revenue		904	1,383	936
Income before income taxes		451	913	493
Net income		365	719	399
Other
Segment Reporting Information [Line Items]
Total assets	[1]	1,176	1,516	1,808
Total revenue		577	645	738
Income before income taxes		269	365	414
Net income		218	287	335
Total International
Segment Reporting Information [Line Items]
Total assets	[1]	95,684	104,517	92,352
Total revenue		5,413	5,959	5,495
Income before income taxes		2,156	2,263	1,922
Net income		1,746	1,781	1,556
Total Domestic
Segment Reporting Information [Line Items]
Total assets	[1]	298,096	280,786	282,164
Total revenue		9,781	9,733	9,553
Income before income taxes		2,079	1,300	1,855
Net income		$ 1,476	$ 870	$ 629

[1]	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.
[2]	Includes revenue of approximately $2.3 billion, $2.3 billion and $2.3 billion and assets of approximately $33.2 billion, $46.2 billion and $36.4 billion in 2015, 2014, and 2013, respectively, of international operations domiciled in the UK, which is 15%, 15% and 15% of total revenue and 8%, 12% and 10% of total assets, respectively.